Consolidated Statements of Operations and Comprehensive (Loss) Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Consolidated Statements of Operations and Comprehensive Income [Abstract]
NET SALES	$ 279,234	$ 260,933	$ 207,964
Cost of goods sold	228,971	218,770	174,922
GROSS PROFIT	50,263	42,163	33,042
Engineering, selling and administrative expenses	33,804	33,443	29,939
Impairment Charge			223
Environmental Reserve Adjustment			(1,125)
Provision for (Recovery of) doubtful accounts	116		(421)
INCOME FROM OPERATIONS	16,343	8,720	4,426
Interest income	69	119	86
Equity (loss) earnings of joint ventures	(1,071)	1,246	1,008
Interest expense-related parties	(81)	(175)	(225)
Other income, net	582	220	312
INCOME BEFORE PROVISION FOR INCOME TAXES AND NON-CONTROLLING INTEREST	15,842	10,130	5,607
Provision for income taxes	3,589	2,540	1,666
NET INCOME	12,253	7,590	3,941
Net income attributable to non-controlling interest	3,460	2,172	520
NET INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	8,793	5,418	3,421
COMPREHENSIVE (LOSS) INCOME:
NET INCOME	12,253	7,590	3,941
Change in cumulative translation adjustments	(2,080)	1,777	503
Pension and postretirement funded status adjustment, net of tax ($825, $5,178 and $7,348 for the twelve months ended 2010, 2011 and 2012 respectively)	(11,990)	8,450	(1,346)
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME	(14,070)	10,227	(843)
COMPREHENSIVE (LOSS) INCOME	(1,817)	17,817	3,098
Comprehensive income attributed to non-controlling interest	3,397	2,208	525
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	$ (5,214)	$ 15,609	$ 2,573
EARNINGS PER SHARE:
Basic	$ 2.66	$ 1.65	$ 1.05
Diluted	$ 2.64	$ 1.63	$ 1.04
AVERAGE SHARES OUTSTANDING:
Basic	3,300	3,285	3,271
Diluted	3,330	3,323	3,280